Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Remuneration attributed to preferred convertible notes		(33)	(40)	(44)	(82)
Remuneration attributed to common convertible notes		(14)	(16)	(20)	(34)
Net income for the period adjusted	1,669	2,615	4,879	8,094	18,097
Earnings per share
Income available to preferred stockholders	637	989	1,846	3,063	6,871
Income available to common stockholders	1,032	1,626	2,972	5,031	11,001
Weighted Average Number of Shares, Treasury Stock			65,701		65,701
Total (in shares)	5,153,375	5,098,124	5,184,445	5,101,641	5,208,384
Earnings per preferred share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per common share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per convertible note linked to preferred share (in dollars per share)			$ 1.78		$ 5.16
Earnings per convertible note linked to common share (in dollars per share)			$ 1.79		$ 5.32
Common stock
Earnings per share
Income available to convertible notes			17		63
Weighted average number of shares outstanding	3,185,653	3,170,048	3,197,984	3,171,041	3,206,032
Weighted Average Number of Shares, Treasury Stock			18,416		18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes			$ 44		$ 162
Weighted average number of shares outstanding	1,967,722	1,928,076	1,986,461	1,930,600	2,002,352
Weighted Average Number of Shares, Treasury Stock			47,285		47,285